Summary of material accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about significant accounting policies [abstract]
Summary of material accounting policies

Note 3 - Summary of material accounting policies:

Material accounting policies applied by the Group in preparing its consolidated financial statements are described below:

3.1.
Consolidation

Subsidiaries are all entities over which BBB Foods has control. The Company controls an entity where it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Balances and profits on transactions between the subsidiaries controlled by the Company are eliminated in consolidation. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of transferred assets. The subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Company.

3.2.
Foreign currency transactions

i. Functional and reporting currency

The figures included in the consolidated financial statements are measured and presented using the Mexican peso (functional currency), as all material operations of Tiendas Tres B are conducted in Mexico using a functional peso currency. As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023, the currency in which the consolidated financial statements of the Company are presented is the Mexican peso.

ii. Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates in effect on the transactions dates. Gain and losses in exchange fluctuations resulting from such transactions and for conversion at the exchange rates at the end of the year of monetary assets and liabilities denominated in foreign currency, are recognized as exchange profit or loss within the financing income/cost in the statement of profit or loss.

3.3.
Cash and cash equivalents

Cash and cash equivalents include cash balances, bank deposits and short-term highly liquid investments with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to insignificant risk of changes in value. All credit cards, debit cards, and electronic transfer transactions processed in less than 72 hours are classified as cash and cash equivalents.

3.4.
Short-term bank deposits

Short-term bank deposits are used for investment purposes and not to settle existing or potential cash commitments in the near term. Short-term bank deposits are not available on demand and are subject to a penalty for withdrawing principal prior to the maturity date.

Short-term bank deposits are classified as financial assets measured at amortized cost. This classification is based on the criteria that the Company holds these financial assets within a business model to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the outstanding principal amount.

Interest revenue from short-term bank deposits is calculated using the effective interest method. This method involves applying the effective interest rate to the gross carrying amount of financial assets.

3.5.
Financial assets

The Company classifies and measures its financial assets based on the Company’s business model to manage financial assets, and on the characteristics of the contractual cash flows of such assets. This way financial assets can be classified at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss. Management determines the classification of its financial assets upon initial recognition.

Financial assets are entirely written off when the right to receive the related cash flows expires or is transferred, and the Company also has substantially transferred all the risks and rewards of its ownership, as well as the control of the financial asset.

Based on its assessment, the Company has cash and cash equivalents, short-term bank deposits and sundry debtors classified as financial assets measured at amortized cost. These financial assets are held within a business model whose objective is to hold said assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the amount of outstanding principal.

3.6.
Value Added Tax (VAT) receivable

VAT receivable originates from purchases and expenses in excess of VAT on sales, so the excess is a tax that the Company can offset against VAT on sales or request its refund from the tax authorities. In 2025 and 2024, the Company received VAT refunds from the tax authorities of Ps.148,262 and Ps.80,359, respectively. When the Company expects to recover VAT within 12 months after the reporting period, those amounts are presented as current assets; otherwise, they are presented as non-current assets.

3.7.
Inventories

Inventories are recorded at the lower of cost or net realizable value. The net realizable value is the estimated sale price in the normal course of operations less the estimated costs to make the sale. The cost is determined by using the weighted average cost method. Cost of sales includes the cost of merchandise, and the depreciation of property, furniture, equipment, and leasehold improvements, and depreciation of right-of-use assets.

Historically, shrinkage has been immaterial because the Company has implemented strict loss prevention programs and control procedures.

The Company receives various types of vendor allowances. The most common are:

i.
Volume allowances, which are off-invoice or amounts billed back to vendors based on the quantity of products sold to customers or purchased from the vendor, and
ii.
Promotional allowances, which relate to cooperative advertising and market development efforts.

Volume allowances are recognized as a reduction of the cost of the related products and recognized in cost of sales as they are sold. Promotional allowances are recognized as a reduction of the cost of the related products when the Company has performed the activities specified in the contract with the vendor. If the contract does not specify any performance criteria, the allowance is recognized over the term of the contract. Vendor allowances are generally deducted from the cost of sales, unless there is clear evidence that they should be classified as revenue resulting from the Company providing a distinct good or service to the vendor. For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize revenue from vendor allowances, since such allowances were not considered a distinct good or service.

The Company recognizes vendor allowances only where there is evidence of a binding arrangement with the vendor, the amount can be estimated reliably, and receipt is probable.

3.8.
Property, furniture, equipment and leasehold improvements

Property, furniture, equipment and leasehold improvements are recognized at cost less accumulated depreciation and impairment losses. The cost includes the outflows directly attributable to the acquisition and all the expenses related to the location of the asset in the place and in the necessary conditions to operate as foreseen by management.

Leasehold improvements are changes to commercial real estate space and may include interior walls, changing flooring, plumbing installation, lighting fixtures, fire protection, alarm and security systems, electrical systems, warehouse facilities, among others.

The costs of expansion, remodeling or improvement that represent an increase in capacity and therefore an extension of the useful life of the assets are also capitalized. Maintenance and repair are charged as expenses in the period in which they are incurred.

The carrying amount of the replaced assets is written off when they are replaced, bringing the full effect to the statement of profit or loss.

The acquisition cost of properties, furniture, equipment and leasehold improvements is depreciated and amortized systematically using the straight-line method based on the useful lives of the assets.

The useful lives are indicated below:

Useful life
Building	20 years
Store shelving equipment	20 years
Leasehold improvements(1)	5 to 20 years
Computer equipment	3 to 4 years
Furniture and equipment	10 years
Storage equipment	10 years

(1)
Leasehold improvements are depreciated over the shorter of the useful life or the lease term.

The residual values, the useful life and the depreciation method of the assets are reviewed and adjusted (if applicable) at every reporting period.

Profits and losses from the sale of assets result from the difference between the sale price and the carrying amount of the assets are included in the statement of profit or loss within other income.

3.9.
Impairment of non-financial assets

Non-financial assets that are subject to depreciation are subject to impairment tests when there are events or changes in circumstances that indicate that the book value may not be recoverable. Impairment losses correspond to the amount in which the carrying amount of the asset exceeds its recoverable amount. The asset's recoverable value is the highest between the fair value of the asset less the costs incurred for its sale and its value in use. For purposes of impairment assessments, assets are grouped at the smallest levels at which they generate identifiable cash flows (cash generating units). Non-financial assets that have been impaired are assessed at each reporting date to identify possible reversals of said impairment.

3.10.
Suppliers and accounts payable

These items include obligations with suppliers and other accounts payable for purchases of goods or services acquired in the normal course of the operations before the year end. When they are due within 12 months after the reporting period, they are presented as current liabilities and amounts due beyond 12 months are presented as non-current liabilities. As of December 31, 2025 and 2024, the Company did not have suppliers and accounts payable beyond 12 months.

3.11.
Supplier finance arrangements

The Company determines if liabilities that are part of supplier finance arrangements should be presented as suppliers or financial liabilities.

i.
Supplier finance arrangements that remain as suppliers

In this type of arrangement, the Company’s suppliers enter into supplier finance agreements with financial institutions that pay the suppliers’ invoices in advance at a discounted rate, and the Company pays back the financial institution the outstanding amount of the original invoice, with the same terms and conditions originally agreed with the suppliers. The Company recognizes the liability as part of suppliers since those liabilities have a similar nature and function to trade payables. In those cases, the cash flows are recognized in operating activities for purposes of the cash flow statements. (See Note 4.2).

ii.
Supplier finance arrangements that are presented as financial liabilities

Tiendas Tres B has entered into two supplier finance arrangement agreements, one with Banco Santander Mexico, S. A. (Santander) and the other with HSBC Mexico, S. A. (HSBC). Pursuant to these agreements, Tiendas Tres B invited certain strategic suppliers to enter into supplier finance agreements with Santander and HSBC so that they can obtain liquidity and improve their working capital by decreasing their collection period. Santander and HSBC pay the suppliers’ invoices in advance at a discounted rate, and the Company pays back the financial institution the outstanding amount of the original invoice, with the same terms and conditions originally agreed with the suppliers. Given the economic substance of the trade payable has changed as a result of a supplier finance arrangement, the Company concluded that trade payables subject to a supplier finance arrangement under the Santander and HSBC Agreements had to be recognized and presented separately as financial liabilities included in Note 14. Consistently, for purposes of the cash flow statements, the Company recognizes as a cash outflow in operating activities and a cash inflow in financing activities when the financial institution pays the supplier.

At the end of each month, the Company receives a participation fee (commission) from HSBC that is accounted for as financial income.

3.12.
Debt

Debt is initially recognized at fair value, net of related costs incurred, and subsequently recognized at its amortized cost. Any difference between the funds received (net of transaction costs) and the redeemable value is recognized in the statement of profit or loss during the term of the loan using the effective interest rate method. When there are changes on the expectation of cash flows associated with the debt, such as prepayments, the Company recalculates the amortized cost of the debt as the present value of the estimated future contractual cash flows discounted at the original effective interest rate and the adjustment is recognized as gain or loss in the statement of profit or loss.

Fees incurred in connection with the issuance of the debt, if any, are recognized as transaction costs and are included in the financial liability and amortized using the effective interest method over the term of the debt.

Debt is de-recognized from the statement of financial position when the obligation specified in the contract is fulfilled, canceled or expired.

The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Debt is classified as current liabilities unless, at the end of the reporting period, the Company has a right to defer the payment of a liability for at least 12 months after the reporting period.

3.13.
Derecognition of financial liabilities

The Company derecognizes financial liabilities if, and only if, the obligations of the Company are fulfilled, canceled or expired.

In addition, when there is a substantial modification of the terms of an existing financial liability, the Company accounts for it as an extinguishment of the original financial liability and the recognition of a new financial liability at its fair value, and any costs or fees incurred are recognized as part of the gain or loss on the extinguishment. By contrast, if the modification of terms is not considered substantial, transactions costs or fees paid to third parties adjust the carrying amount of the liability and are amortized over the remaining term of the modified liability adjusted to reflect the presented value of cash flows under the revised terms using the original effective interest. The difference between the modified liability with the revised terms and the previous carrying amount of the liability measured at amortized cost is recognized immediately in profit or loss as modification gain or loss.

3.14.
Provisions

Provisions are recognized when the Company has a legal obligation present or assumed as a result of past events, it is probable that the outflow of cash is required to pay the obligation, and the amount can be estimated reliably. The amount recognized as a provision is the best estimate, over the reporting period, of the disbursement necessary to cancel the present obligation, the disbursement is constituted by the amount, rationally assessed, that the Company must pay to cancel the obligation at end of the reporting period, or to transfer it to a third party on that date.

3.15.
Income taxes

BBB Foods Inc., as an entity incorporated under the laws of the British Virgin Islands, is not subject to any form of taxation (See Note 18). However, the Mexican Subsidiaries are subject to tax legislation in Mexico.

The income tax expense includes the current and deferred tax. The tax is recognized in the statement of profit or loss.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and
•
In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled, and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax is recognized on the temporary differences that arise from comparing the accounting and tax values of all assets and liabilities. Deferred income tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the end of the year and are expected to apply when the deferred income tax assets and liabilities are realized, or the deferred income tax is settled. The charge for current income tax is calculated based on the tax laws enacted or substantially enacted as of the date of the statement of financial position. The deferred income tax asset is only recognized to the extent that it is probable that future tax benefits will be obtained against which deductible temporary differences can be used.

The balances of deferred income tax assets and liabilities are offset when there is an enforceable legal right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to the same tax authority or the same fiscal entity or different fiscal entities where there is an intention to settle balances on a net basis.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company did not have uncertain tax positions as of December 31, 2025, 2024 and 2023.

3.16.
Employee benefits
i.
Short-term obligations

Wage and salary liabilities and annual vacations, which are expected to be fully liquidated within 12 months after the end of the period in which employees provide the related service, are recognized in relation to the service of the employees until the end of the period and are measured by the amounts expected to be paid when the liabilities are settled. Liabilities are presented as current obligations for benefits to employees in the statement of financial position.

ii.
Employee’s statutory profit sharing payable

The Company recognizes a liability and an expense for employee profit sharing based on a calculation that considers the taxable profit after certain adjustments. The Company recognizes a liability when it is contractually obligated or when there is a past practice that gives rise to an assumed obligation.

3.17.
Stockholders' equity

The capital stock is constituted by the share capital, and cumulative losses that are expressed at their historical cost. The proceeds received as part of the IPO, net of directly attributable transaction costs, were credited directly to equity.

3.18.
Revenue recognition
i.
Sales of merchandise

Revenue from the sale of merchandise is recognized when the merchandise is delivered to the customer at the point of sale (the store) and payment of the transaction price is received immediately from the customer in cash or through other means of payment. Sales of merchandise are recognized at a point in time when the goods are delivered to the client. The Company's policy is to sell all of its products with the right to return them; however, accumulated experience shows that sales returns are not significant, therefore if returns occur, they are recognized immediately by decreasing revenues and the Company does not record a sales returns estimation.

For the sale of products and services from third-party merchants, such as prepayment of cell phones, fees and commissions paid by customers from payment of basic services, the Company acts as an agent by connecting the sale with the final customers and has no control over the service provided by the third party. The Company recognizes revenue in respect of such sales on a net basis, representing the commission that it expects to receive in exchange for the services provided, and recognizes a liability in the item of accounts payable and accrued expenses in respect of the consideration that it receives from customers and will be remitted to the third-party merchants. As of December 31, 2025, 2024 and 2023, this revenue was not material related to the total revenue amount and therefore it is included in sales of merchandise in the consolidated statements of profit or loss.

ii.
Sales of recyclables

Sales of recyclables (cardboard and stretch film primarily), are recognized as revenue when control of the products sold has been transferred to the customer.

3.19.
Sales and administrative expenses

The Company recognizes the sales and administrative expenses on an accrual basis. These expenses consist of the following:

i.
Sales expenses

Expenses related to the operation of stores, including wages and salaries of store employees, depreciation of properties, furniture, equipment and leasehold improvements and right-of-use assets and amortization of intangible assets, energy expenses, social security contributions relating to store employees, maintenance and conservation expenses and cash-in- transit services.

ii.
Administrative expenses

Expenses related to headquarters, regional offices and the back office, including wages and salaries of administrative employees, depreciation, and amortization, energy, social security contributions of administrative employees, accruals related to options and RSUs granted under the Company’s share-based compensation plan, administrative services, advertising expenses, corporate services, maintenance and conservation expenses and professional fees.

3.20.
Operating segments

Segment information is presented in a manner consistent with the internal reporting provided to the CEO, who is the Chief Operating Decision Maker. He is responsible for operating decision-making, allocating resources and assessing the performance of the Company. He supervises the Company’s performance as a single business unit, therefore, the Company has only one operating segment (See Note 23).

3.21.
Leases

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. For the rest of leases, depreciation is calculated using the lease term of the asset.

Lease liabilities include the net present value of the following payments:

•
Fixed payments (including if they are in substance); and
•
Penalty payments for termination of the lease, if the lease terms reflect that the Company will exercise an option.

Lease payments that will be made under renewal options with reasonable certainty of being exercised are also included in the measurement of the liability.

Building lease payments are discounted using an incremental borrowing rate, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right to use the asset in a similar economic environment with similar terms, warranties and conditions. Store equipment and transportation equipment are discounted using the implicit interest rate as there are observable rates for these types of leases.

To determine the incremental borrowing rate, the Company:

•
Where possible, uses recent third-party financing received by the lessee as a starting point, adjusted to reflect changes in financing terms since the third-party financing was received, and
•
Applies specific adjustments to the lease, for example, terms, currency and guarantees.

The Company is exposed to possible future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect.

When adjustments to lease payments based on an index or rate become effective, the lease liability is reassessed and adjusted to the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged as an expense during the lease period in order to produce a constant periodic interest rate on the remaining balance of the liability for each period.

Payments associated with short-term leases of equipment and all leases of low-value assets are recognized under the straight-line method as an expense in income. Short-term leases are leases with a lease term of 12 months or less. Low-value assets include minor machinery, printing equipment, and small office furniture items.

Extension and termination options are included in a number of the Company's property and equipment leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations. Most extension options are held by the Company and not by the lessor.

The lease terms are indicated below:

Building	5 to 20 years
Store equipment (cold rooms)	10 years
Transportation equipment – trucks	8 years
3.22.
Earnings per share

Earnings (loss) per share are classified as basic and diluted. Basic earnings (loss) are intended to provide a measure of the participation of each share of BBB Foods Inc. in the performance that the Company had in the periods presented. Basic earnings (loss) are calculated by dividing the earnings (loss) for the period attributable to the equity holders of the controlling interest by the weighted average number of shares outstanding during the year.

For the year ended December 31, 2023, the Company only allocated losses to class A shares, when determining losses per share, since there was no contractual obligation for Classes B, C, D and E to share losses as they have different liquidation rights. In January 2024, following the reorganization of existing shares, Class A shares have the same liquidation preferences as Class B and C shares, consequently, for the years ended December 31, 2024 and 2025, the weighted average of common shares included Class A, B and C shares (See Notes 17 and 21).

Diluted shares are intended to provide a measure of the participation of each share in the Company's performance considering the dilutive effects (reduction in profits or increase in losses) of the potential shares outstanding during the period. Diluted earnings (loss) per share are calculated by dividing the earnings (loss) of the year attributable to the equity holders of the controlling interest by the weighted average number of shares outstanding during the year plus the weighted average number of shares that have dilutive potential.

Up to February 2024, the Company had a Convertible Note into equity; however, no dilutive effects were considered in the calculation of earnings per share for the year ended December 31, 2023, since the Company generated a net loss.

For the year ended December 31, 2024, the Company analyzed whether there were dilutive effects from potential shares arising from share-based payments, as the Company generated a net profit in such period. With respect to the 2024 Post-IPO Equity Incentive Plan (See Note 22), the Company determined that 1,310,000 options granted under this plan have an antidilutive effect because the exercise price of the options exceeded the average market price of the Company’s shares, considering that the exercise price includes the fair value of services to be rendered by the granted employees in the future. The rest of the options and restricted stock units granted have a dilutive effect.

For the year ended December 31, 2025, the Company analyzed whether there were dilutive effects from potential ordinary shares arising from share-based payments (See Note 22) and determined that 29,191,816 out of 41,835,312 share options, along with 6,657,667 Restricted Stock Units (RSUs), have a potential dilutive effect. However, since the Company recognized a loss during this period, it was determined that the 35,849,483 potential dilutive shares arising from share-based payments were antidilutive and therefore not considered in the diluted loss per share.

3.23.
Share-based payments

Common Options

On July 15, 2004, the Company’s Board of Directors approved an incentive for executives and employees designed to provide long-term shareholder returns. Under this plan, participants were granted options to purchase Class C shares, as explained below. These options vest 25% annually over a five-year period starting at the end of the second year. Once vested, options become exercisable upon the occurrence of a liquidity event, such as an IPO, which is considered a non-vesting condition, since the grantee of the option had already earned the right of the option at the end of the vesting period by providing services to the Company as of such date.

Exit Options

In December 2020, the Board of Directors approved the granting of additional options to be distributed to Board members and key management in two tranches expiring on December 31, 2030. Both the vesting and the exercise of these options will be triggered upon the occurrence of an exit event, such as an IPO or a sale of the Company, and therefore these options are referred as “Exit Options”. To receive the award, the grantees must remain in service at the date of the exit event. The exit event is considered to be a vesting condition and there are no other vesting conditions to exercise the options.

The Common Options and Exit Options described above are considered a share-based compensation plan because it is equity-settled, since both plans provide the grantees with the option to acquire the Company’s Class C shares instead of receiving payment, based on the value of the Company’s shares.

2024 Post-IPO Equity Incentive Plan

On December 10, 2024, the Board of Directors and the stockholders approved the 2024 Post-IPO Equity Incentive Plan (hereafter referred to as “Equity Incentive Plan”), to provide a means through which to attract, retain and motivate key personnel. The Equity Incentive Plan consists of granting share options and restricted stock units (RSUs). Awards under the Equity Incentive Plan may be granted to employees, senior management, certain members of the Board and senior advisors. The Equity Incentive Plan is considered a share-based compensation plan because it is equity‑settled, since the plan provides the grantees the option to acquire the Company’s Class A shares instead of receiving a payment, based on the value of the Company’s shares. Vesting conditions and terms of the Equity Incentive Plan are described in Note 22.

Measuring and accounting

Common and Exit options (See Notes 1 and 22)

As of December 31, 2023, the Company was not publicly traded; therefore, there was no readily available market value for its shares. To determine the fair value of the Company’s stock options, management used an option pricing model and a binomial tree valuation model to determine the fair value of the options at their grant date. The impact of the non-vesting conditions is included in the fair value of the options granted. As described in Notes 1 and 17, on February 8, 2024, BBB Foods completed an IPO and listed its Class A common shares on the NYSE, and on January 28, 2024, the Board approved: 1) a reorganization of the existing shares; and 2) a 3 for 1 share split of the Company’s common shares, and each granted option was entitled to acquire 3 Class C shares.

For accounting purposes, the Company recognizes the expense associated with the Common Options using a graded vesting model with a corresponding increase to equity. Employees who are terminated with cause or leave the Company before their options vest will forfeit any unvested options. Conversely, if the employee leaves the Company and its options are vested, it can exercise them in the future, subject to expiration date and the non-vesting condition. The Company estimates the potential forfeitures in order to estimate the expense to be recognized and adjusts this estimate based on the actual forfeitures.

The share-based payments made in 2025, 2024 and 2023 were comprised of Ps. 2,930,222, Ps.523,143 and Ps.384,566, respectively, in respect of options under our 2004 Option Plan, and options and RSUs granted under the 2024 Post-IPO Equity Incentive Planand the Liquidity Event Share Plan, as applicable.

With respect to the accounting of Exit Options, management used an option pricing model and a binomial tree valuation model to determine the fair value at their grant date. The vesting period commenced on the grant date and finalized with the IPO and recognized an expense on a straight-line method during the vesting period, as the employee services were received, and the exit event was probable. If a key member of management or a Board member died or became permanently incapacitated before the exit event, the Exit Options of that person vested automatically on such date for the benefit of their heirs. If a key member of management or a Board member resigned before the exit event, the options were forfeited. The share-based payments expense in 2024 and 2023 related to the Exit options amounted to Ps.Ps.20,774 and Ps.140,214, respectively. The exit options were fully vested in 2024, and therefore no expense is further recognized starting 2025.

Vested options under the 2004 plan are subject to exercise restrictions approved by the Board. Under the restrictions, beneficiaries are generally not allowed to exercise until the end of the Liquidity Lock-Up on July 8, 2026 or in connection with a registered offering. The Board allowed option holders to exercise a certain number of options on a net settlement basis, and to sell the shares received in connection with the secondary offering mentioned in Note 22.

2024 Post-IPO Equity Incentive Plan

To determine the fair value of the Company’s stock options granted under the 2024 Post-IPO Equity Incentive Plan, management used a binomial tree valuation model. Options granted have different vesting conditions depending on the beneficiaries as described in Note 22. The Company accounted for expenses amounting to Ps. 218,885 and Ps. 27,171 in 2025 and 2024, respectively, associated with the Equity Incentive Plan with a corresponding increase to equity.

The Company estimates the potential forfeitures in order to estimate the expense to be recognized and adjusts this estimate based on the actual forfeitures. The fair value of the RSUs is equal to the fair value of the Company's Class A shares on the grant date of the award.

3.24.
Application of new and revised standards that are mandatorily effective for 2025

In 2025, the Company adopted a series of amendments issued by the IASB that are effective for annual periods that begin on or after January 1, 2025. The conclusions related to their adoption are described below:

i. Amendments to IAS 21 - Lack of Exchangeability

In August 2023, the IASB amended IAS 21 to help entities to determine whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not.

The amendments did not have an impact in the consolidated financial statements of the Company.

3.25.
New and revised IFRS issued but not yet effective

Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments (1)
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity (1)
Issuance of IFRS 18	Presentation and Disclosure in Financial Statements (2)
Issuance of IFRS 19	Subsidiaries without Public Accounting Accountability: Disclosures (3)

(1) Effective for annual periods beginning January 1, 2026

(2) Effective for annual periods beginning January 1, 2027

The Company is analyzing the potential impacts of these amendments and based on current progress, it does not expect that any of them will have a material impact on the consolidated financial statements, except for IFRS 18 with mandatory effective date of January 1, 2027. Retrospective application is required, so comparative information for the year ending December 31, 2026 will be restated in accordance with IFRS 18.